Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 acre	Mar. 31, 2013	Dec. 31, 2013 acre	Dec. 31, 2012
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date	Mar. 21, 2013		Mar. 21, 2013
Notes Payable Maturity Extension Date One	Aug. 23, 2015		Aug. 23, 2015
Interest Expense, Related Party	$ 15	$ 15	$ 60	$ 60
Lease Expiration Date	Jan. 31, 2017		Jan. 31, 2017
Land Subject to Ground Leases	20,000		20,000
Operating Leases, Rent Expense, Net	86	86	344	335
Related Party Transaction, Rate	8.00%		8.00%
Accured Interest, Related Party	$ 96		$ 111	$ 111